Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Contract liabilities [abstract]
Disclosure of development of contract liabilities	Development of contract liabilities is presented in the table below:

€ in thousand	2022	2021
BALANCE AS AT JANUARY 1	128,758	89,636
Revenue recognition	(130,678)	(89,364)
Exchange rate differences	498	7
Addition	10,833	128,479
BALANCE AS AT DECEMBER 31	9,411	128,758
Less non-current portion	—	(4,741)
CURRENT PORTION	9,411	124,017